4. Cash and Cash Equivalents and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents And Financial Investments Tables
Cash and cash equivalents
	2017	2016

Cash and bank deposits
In local currency	73,128	47,177
In foreign currency	74,798	66,141

Financial investments considered cash equivalents
In local currency
Fixed-income securities	4,821,605	3,837,807
In foreign currency
Fixed-income securities	32,473	323,033

Total cash and cash equivalents	5,002,004	4,274,158

Financial investments
	2017	2016

Financial investments
In local currency
Fixed-income securities and funds	1,153,040	1,174,458

In foreign currency
Fixed-income securities and funds	129,131	34,775

Currency and interest rate hedging instruments (a)	85,753	218,458

Total financial investments	1,367,924	1,427,691

Current	1,283,498	1,412,587
Non-current	84,426	15,104